SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 8 — SUBSEQUENT EVENTS

Management has evaluated subsequent events, accordance with FASB ASC Topic 855, “Subsequent Events”, through February 15, 2017, the date which the financial statements were available to be issued. See below for material subsequent events:
On October 7, 2016, the Company issued 20,000 shares of its common stock, for cash, at $0.0001 per share.
On October 8, 2016, the Company issued 90,000 shares of its common stock, for cash, at $0.0001 per share.
On October 14, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.
On October 18, 2016, the Company issued 180,000 shares of its common stock, for cash, at $0.0001 per share.
On October 19, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.
On October 20, 2016, the Company issued 40,000 shares of its common stock, for cash, at $0.0001 per share.
On October 22, 2016, the Company issued 40,000 shares of its common stock, for cash, at $0.0001 per share.
On October 23, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.
On October 24, 2016, the Company issued 30,000 shares of its common stock, for cash, at $0.0001 per share.
On October 25, 2016, the Company issued 50,000 shares of its common stock, for cash, at $0.0001 per share.
On October 26, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.
On November 30, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.